EQUITY SECURITIES	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
EQUITY SECURITIES	AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES
The amortized cost and fair value of available-for-sale fixed maturity securities are shown below:

AS OF DEC. 31, 2024 US$ MILLIONS	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
U.S. treasury and government	$410	$2	$(43)	$—	$369
U.S. states and political subdivisions	3,280	39	(30)	—	3,289
Foreign governments	2,082	11	(51)	—	2,042
Corporate debt securities	37,312	571	(477)	(26)	37,380
Residential mortgage-backed securities	1,288	28	(5)	(1)	1,310
Commercial mortgage-backed securities	3,259	91	(30)	—	3,320
Collateralized debt securities	6,020	103	(31)	—	6,092
Total fixed maturity securities	$53,651	$845	$(667)	$(27)	$53,802

AS OF DEC. 31, 2023 US$ MILLIONS	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
U.S. treasury and government	$529	$4	$(36)	$—	$497
U.S. states and political subdivisions	684	3	(17)	—	670
Foreign governments	603	27	(16)	—	614
Corporate debt securities	15,097	121	(607)	(19)	14,592
Residential mortgage-backed securities	367	14	(4)	(1)	376
Commercial mortgage-backed securities	750	13	(31)	(6)	726
Collateralized debt securities	1,311	19	(24)	(4)	1,302
Total fixed maturity securities	$19,341	$201	$(735)	$(30)	$18,777
The amortized cost and fair value, by contractual maturity, of available-for-sale fixed maturity securities are shown below. Actual maturities may differ from contractual maturities as borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Residential and commercial mortgage-backed securities and collateralized debt securities, which are not due at a single maturity, have been separately presented below.

AS OF DEC. 31, 2024 US$ MILLIONS	Amortized Cost	Fair Value
Due in one year or less	$1,636	$1,640
Due after one year through five years	15,863	15,917
Due after five years through ten years	8,049	8,063
Due after ten years	17,536	17,460
	43,084	43,080
Residential mortgage-backed securities	1,288	1,310
Commercial mortgage-backed securities	3,259	3,320
Collateralized debt securities	6,020	6,092
Total	$53,651	$53,802
Proceeds from sales of available-for-sale fixed maturity securities, with the related gross realized gains and losses, are shown below:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2024	2023	2022
Proceeds from sales of available-for-sale fixed maturity securities	$11,159	$5,871	$11,882
Gross realized gains	63	45	41
Gross realized losses	(223)	(145)	(204)
The Company has pledged bonds in connection with certain agreements and transactions, such as financing and reinsurance agreements. The carrying value of bonds pledged was $8.9 billion and $168 million as of December 31, 2024 and 2023, respectively.
In accordance with various regulations, the Company has securities on deposit with regulating authorities with a carrying value of $213 million and $153 million as of December 31, 2024 and 2023, respectively. There are no restrictions on these assets.
The gross unrealized losses and fair value of available-for-sale fixed maturity securities, aggregated by investment category and the length of time individual securities have been in a continuous unrealized loss position due to market factors are shown below:

	Less than 12 months			12 months or more			Total
AS OF DEC. 31, 2024 US$ MILLIONS, EXCEPT NUMBER OF ISSUES	Number of Issues	Gross Unrealized Losses	Fair Value	Number of Issues	Gross Unrealized Losses	Fair Value	Number of Issues	Gross Unrealized Losses	Fair Value
U.S. treasury and government	6	$(7)	$54	19	$(36)	$87	25	$(43)	$141
U.S. states and political subdivisions	174	(20)	851	190	(10)	280	364	(30)	1,131
Foreign governments	30	(38)	1,520	28	(13)	49	58	(51)	1,569
Corporate debt securities	1,669	(172)	7,199	590	(305)	4,949	2,259	(477)	12,148
Residential mortgage-backed securities	95	(4)	227	16	(1)	61	111	(5)	288
Commercial mortgage-backed securities	104	(25)	667	9	(5)	27	113	(30)	694
Collateralized debt securities	179	(29)	1,182	15	(2)	35	194	(31)	1,217
Total	2,257	$(295)	$11,700	867	$(372)	$5,488	3,124	$(667)	$17,188

	Less than 12 months			12 months or more			Total
AS OF DEC. 31, 2023 US$ MILLIONS, EXCEPT NUMBER OF ISSUES	Number of Issues	Gross Unrealized Losses	Fair Value	Number of Issues	Gross Unrealized Losses	Fair Value	Number of Issues	Gross Unrealized Losses	Fair Value
U.S. treasury and government	10	$—	$29	29	$(36)	$92	39	$(36)	$121
U.S. states and political subdivisions	208	(3)	217	106	(14)	288	314	(17)	505
Foreign governments	24	(3)	129	25	(13)	56	49	(16)	185
Corporate debt securities	863	(137)	3,088	917	(470)	8,357	1,780	(607)	11,445
Residential mortgage-backed securities	16	(1)	42	18	(3)	64	34	(4)	106
Commercial mortgage-backed securities	32	(8)	104	55	(23)	262	87	(31)	366
Collateralized debt securities	69	(1)	147	41	(23)	324	110	(24)	471
Total	1,222	$(153)	$3,756	1,191	$(582)	$9,443	2,413	$(735)	$13,199
The unrealized losses as of December 31, 2024 and 2023 are principally related to the timing of the purchases of certain securities, which carry less yield than those available as of those dates. Approximately 89% of the fair value of fixed maturity securities shown above as of both December 31, 2024 and 2023 are rated investment grade.
The Company expects to recover the amortized cost on all securities except for those securities on which it recognized an allowance for credit loss. In addition, as the Company did not have the intent to sell fixed maturity securities with unrealized losses and it was not more likely than not that the Company would be required to sell these securities prior to recovery of the amortized cost, which may be maturity, the Company did not write down these investments to fair value through the statements of operations.
Allowance for Credit Losses
Several assumptions and underlying estimates are made in the evaluation of allowance for credit loss. Examples include financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry conditions and trends and implications of rating agency actions and offering prices. Based on this evaluation, unrealized losses on available-for-sale securities where an allowance for credit loss was not recorded were concentrated within the financials sector as of December 31, 2024 and 2023.
The rollforward of the allowance for credit losses for available-for-sale fixed maturity securities is shown below for the years ended December 31, 2024, 2023 and 2022.

	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Collateralized Debt Securities	Total
Balance as of Jan. 1, 2022	$—	$—	$—	$—	$—
Credit losses recognized on securities for which credit losses were not previously recorded	(22)	—	—	(6)	(28)
Reductions for securities sold during the period	1	—	—	—	1
Changes in previously recorded allowance	(3)	—	—	—	(3)
Balance as of Dec. 31, 2022	$(24)	$—	$—	$(6)	$(30)
Credit losses recognized on securities for which credit losses were not previously recorded	(33)	—	(6)	(18)	(57)
Reductions for securities sold during the period	15	(1)	—	2	16
Changes in previously recorded allowance	23	—	—	18	41
Balance as of Dec. 31, 2023	$(19)	$(1)	$(6)	$(4)	$(30)
Credit losses recognized on securities for which credit losses were not previously recorded	(38)	—	—	—	(38)
Reductions for securities sold during the period	5	—	—	1	6
Changes in previously recorded allowance	26	—	—	3	29
Write-offs charged against the allowance	—	—	6	—	6
Balance as of Dec. 31, 2024	$(26)	$(1)	$—	$—	$(27)
No accrued interest receivables were written off as of December 31, 2024 and 2023.
EQUITY SECURITIES
The net gains (losses) on equity securities recognized in “Investment related gains (losses)” on the statements of operations are shown below:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2024	2023	2022
Unrealized gains (losses) on equity securities	$474	$359	$17
Net gains (losses) on equity securities sold	169	13	(28)
Net gains (losses) on equity securities	$643	$372	$(11)
Equity securities by market sector distribution are shown below, based on carrying value:

AS OF DEC. 31	2024	2023
Consumer goods	5%	6%
Education	7%	—%
Energy and utilities	5%	16%
Finance	62%	44%
Healthcare	3%	22%
Industrials	7%	2%
Information technology	10%	7%
Other	1%	3%
Total	100%	100%